Impairment of Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of Non-Financial Assets [Abstract]
Schedule of Impairment for Goodwill

Goodwill is monitored by management at the level of entities. Summary of the goodwill allocation is presented below:

2023	AD2	SC+ST	POLYDICE	MG	Dragon	Total
Goodwill	1,882,400	5,428,655	2,361,421	51,069,453	—	60,741,929
2024	AD2	SC+ST	POLYDICE	MG	Dragon	Total
Goodwill	1,387,596	5,084,294	—	25,544,313	1,943,850	33,960,053

Schedule of Significant Goodwill Allocated

The following table sets out the key assumptions for those CGUs that have significant goodwill allocated to them:

2023	AD2	SC + ST	POLYDICE	MG
Sales (annual growth rate)	12%	1%~12%	11%	5%~33%
Budgeted gross margin	50%	20%	85%	30%~43%
Operating expense	32%~44%	4%~5%	49%~71%	24%~28%
Annual capital expenditure	$29,306~~$39,075	$19,538	$14,653	$488,000~~$1,830,000
Long-term growth rate	1.5%	1.5%	1.5%	1.5%
Pre-tax discount rate	14.9%	14.9%	14.9%	14.3%
2024	AD2	SC + ST (Note 1)	POLYDICE (Note 2)	MG	Dragon Marketing
Sales (annual growth rate)	3.5%	1~11%	(62%)~10%	11.1%~14.9%	10%~13%
Budgeted gross margin	43.4%	23%	85%	30.2%~36.8%	100%
Operating expense	41%~42%	5%~6%	95%~125%	23.1%~26.5%	54%
Annual capital expenditure	$18,298	$9,149	$13,724	$217,642~~$684,932	~$4,575
Long-term growth rate	1.5%	1.5%	1.5%	1.3%	2.0%
Pre-tax discount rate	13.6%	15.6%	13.4%	10.4%	13.5%

Note 1:    SC + ST’s sales is assumed to grow by 11% per annual for years 1 to 2, and by 1% per annual for years 3 to 5, and then resume to a long-term growth rate thereafter.

Note 2:    POLYDICE’s sales is presumed to decline by 62% in year 1 due to downsizing of its e-commerce department as market competitions have increased and then grow by 10% per annual in years 2 to 5, before reverting to the long-term growth rate.

Schedule of Key Assumptions

Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determine values
Sales

Average annual growth rate over the five to ten year forecast period; based on past performance, management’s expectations of market development, current industry trends and including long-term inflation forecasts for each territory.

Budgeted gross margin	Based on past performance and management’s expectations for the future.
Operating expense	Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures.
Annual capital expenditure

Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure. For MG, annual capital expenditure is based on a certain percentage derived from historical data in proportion to the projected sales.

Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.

Schedule of Recoverable Amount Equal of Carrying Amount

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.9%	38.9%
Long-term growth rate	1.5%	0.5%

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023		December 31, 2024
	From	To	From	To
Pre-tax discount rate	14.9%	19.4%	15.6%	25.1%
Long-term growth rate	1.5%	0.5%	1.5%	1.5%

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.9%	24.4%
Long-term growth rate	1.5%	1.0%

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.3%	15.3%
Long-term growth rate	1.5%	1.0%

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2024
	From	To
Pre-tax discount rate	13.5%	13.5%
Long-term growth rate	2.0%	0.5%